Revenue - Additional Information (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Contract with customer, asset	$ 0	$ 0
Contract liabilities	$ 220,000	$ 220,000	$ 370,000